November 25, 1997
                         THE DREYFUS/LAUREL FUNDS, INC.
                    DREYFUS DISCIPLINED EQUITY INCOME FUND
                         SUPPLEMENT TO PROSPECTUS
                           DATED MARCH 1, 1997

        At a meeting of the Board of Directors held on November 20, 1997 (the "Meeting"), the Board approved changing the Fund's non-fundamental investment objective from seeking an above-average level of income along with moderate long-term growth of income and principal to seeking investment returns (including capital appreciation and income) consistently superior to the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Board also approved changes to certain of the Fund's non-fundamental investment policies in seeking to enhance the Fund's ability to meet its modified investment objective. Accordingly, under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities. The Fund will no longer invest in convertible bonds and preferred stocks;
however, most of the stocks held by the Fund will pay dividends. The Fund will continue to manage risk by maintaining the structure of the Fund's portfolio similar to the S&P 500 Index, but will not overweight certain sectors in attempting to achieve higher yields. The changes to the Fund's investment objective and policies will become effective on or about January 16, 1998 (the "Effective Date").
        At the Meeting, the Board also approved certain changes to the Fund's multiple class distribution structure to become effective as of the Effective Date. Accordingly, the Fund's Investor shares will be redesignated as "Class
A shares" and will be subject to a maximum front-end sales load of 5.75%. HOLDERS OF THE FUND'S INVESTOR SHARES ON THE DAY PRIOR TO THE EFFECTIVE DATE WILL CONTINUE TO BE ELIGIBLE TO PURCHASE CLASS A SHARES OF THE FUND WITHOUT A FRONT-END SALES LOAD. Omnibus accounts will be eligible to purchase Class A shares without a front-end sales load only on behalf of their customers who held Investor shares of the Fund through such omnibus account on the day prior to the Effective Date. The Fund's Restricted shares will be redesignated as "Class R shares" and will not be subject to any load.
        Effective December 1, 1997, Restricted shares will be offered only to holders of that class of shares as of November 30, 1997 and will not be available for opening new accounts. Omnibus accounts will be eligible to purchase Restricted shares of the Fund only on behalf of their customers who held Restricted shares of the Fund through such omnibus account on November 30, 1997.
        In addition, the Dreyfus Step Program and the service allowing full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries to open an account with a minimum of $50 by having a portion of their pay directly deposited into their Fund account will be terminated with respect to the opening of new accounts as of the Effective Date.
        At the Meeting, the Board also approved changing the Fund's name to "Dreyfus Premier Large Company Stock Fund" effective as of the Effective
Date.
        EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY FUND SHARES."
        The minimum initial investment if $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.
        EFFECTIVE JANUARY 15, 1998, THE FOLLOWING POLICIES WILL BE IN EFFECT FOR THE FUND:
        ADDITIONAL INFORMATION ABOUT PURCHASES, EXCHANGES AND REDEMPTIONS.
The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year (for calendar year 1998, beginning on January
15th) or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the
(CONTINUED ON REVERSE SIDE)
judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (E.G., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.
        During times of drastic economic or market conditions, the Fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components _ redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Fund's Retail shares are redesignated as "Restricted shares" and the opening of new accounts for purchases of Restricted shares are limited to purchases by bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Also, the Fund's Institutional shares are redesignated as "Investor shares" and the Investor shares are offered to any investor. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders are in the same class of shares that the shareholder then holds.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES_GENERAL" AND "SHAREHOLDER SERVICES_DREYFUS STEP PROGRAM."
        Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset BuilderRegistration Mark, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SIXTH AND SEVENTH SENTENCES OF THE THIRD PARAGRAPH IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL."
        For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment for Investor shares is $1,000. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment for Investor shares is $50.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                              318/718s1197


                                                          November 25, 1997
                        THE DREYFUS/LAUREL FUNDS, INC.
                    DREYFUS DISCIPLINED MIDCAP STOCK FUND
                          SUPPLEMENT TO PROSPECTUS
                           DATED MARCH 1, 1997

        At a meeting of the Board of Directors held on November 20, 1997 (the "Meeting"), the Board approved certain changes to the Fund's multiple class distribution structure to become effective on or about January 16, 1998 (the "Effective Date"). Accordingly, the Fund's Investor shares will be redesignated as "Class A shares" and will be subject to a maximum front-end sales load of 5.75%. HOLDERS OF THE FUND'S INVESTOR SHARES ON THE DAY PRIOR
TO THE EFFECTIVE DATE WILL CONTINUE TO BE ELIGIBLE TO PURCHASE CLASS A SHARES OF THE FUND WITHOUT A FRONT-END SALES LOAD. Omnibus accounts will be eligible to purchase Class A shares without a front-end sales load only on behalf of their customers who held Investor shares of the Fund through such omnibus account on the day prior to the Effective Date. The Fund's Restricted shares will be redesignated as "Class R shares" and will not be subject to any load.
        Class R shares will continue to be sold primarily to bank trust departments and other financial service providers acting on behalf of customers having a qualified trust or investment account or relationship at such institution. Also, holders of Restricted shares of the Fund on the day prior to the Effective Date will continue to be eligible to purchase Class R shares of the Fund whether or not they otherwise would be eligible to do so. Class A, B and C shares will be sold primarily to clients of brokers, dealers and other financial institutions that have entered into a Selling Agreement with the Fund's distributor.
        In addition, the Dreyfus Step Program and the service allowing full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries to open an account with a minimum of $50 by having a portion of their pay directly deposited into their Fund account will be terminated with respect to the opening of new accounts as of the Effective Date.
        At the Meeting, the Board also approved changing the Fund's name to "Dreyfus Premier Midcap Stock Fund" effective as of the Effective Date.
        EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY FUND SHARES."
        The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.
        EFFECTIVE JANUARY 15, 1998, THE FOLLOWING POLICIES WILL BE IN EFFECT FOR THE FUND:
        ADDITIONAL INFORMATION ABOUT PURCHASES, EXCHANGES AND REDEMPTIONS.
The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year (for calendar year 1998, beginning on January
15th) or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (E.G., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial interme
(CONTINUED ON REVERSE SIDE)
diaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.
        During times of drastic economic or market conditions, the Fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components _ redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Fund's Retail shares are redesignated as "Restricted shares" and the opening of new accounts for purchases of Restricted shares are limited to purchases by bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Also, the Fund's Institutional shares are redesignated as "Investor shares" and the Investor shares are offered to any investor. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders are in the same class of shares that the shareholder then holds.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL" AND "SHAREHOLDER
SERVICES _ DREYFUS STEP PROGRAM."
        Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset BuilderRegistration Mark, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SIXTH AND SEVENTH SENTENCES OF THE THIRD PARAGRAPH IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL."
        For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment for Investor shares is $1,000. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment for Investor shares is $50.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                               330/730s1197